Quarterly Report
October 31, 2020
MFS®  Global High Yield Fund
HYO-Q3

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 32.0%
Aerospace – 0.3%
Rolls-Royce Holdings PLC, 4.625%, 2/16/2026 (n)	EUR	859,000	$1,000,406
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.938%, 2/18/2030 (i)		$17,235	$1
Automotive – 0.3%
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024	EUR	625,000	$770,824
Broadcasting – 1.5%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/2023	GBP	960,000	$1,277,881
Netflix, Inc., 3.625%, 5/15/2027	EUR	445,000	559,192
Netflix, Inc., 3.875%, 11/15/2029		730,000	942,441
Pinewood Finance Co. Ltd., 3.25%, 9/30/2025 (n)	GBP	605,000	776,880
Pinewood Finance Co. Ltd., 3.25%, 9/30/2025		225,000	288,923
WMG Acquisition Corp., 2.75%, 7/15/2028 (n)	EUR	550,000	639,827
			$4,485,144
Brokerage & Asset Managers – 0.6%
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)		$722,000	$733,733
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	1,030,715
			$1,764,448
Building – 0.9%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$203,000	$223,606
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,555,000	1,609,441
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	630,000	720,860
			$2,553,907
Business Services – 0.3%
Nexi S.p.A. , 1.75%, 10/31/2024	EUR	735,000	$852,602
Cable TV – 2.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$525,000	$547,969
Cable Onda S.A., 4.5%, 1/30/2030 (n)		1,200,000	1,263,000
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	500,000	598,339
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)		$225,000	223,875
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,235,000	1,343,062
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		837,000	885,128
VTR Finance N.V., 6.375%, 7/15/2028 (n)		322,000	343,735
Ziggo B.V. , 2.875%, 1/15/2030 (n)	EUR	1,060,000	1,201,271
			$6,406,379
Chemicals – 1.4%
Ashland Services B.V., 2%, 1/30/2028 (n)	EUR	880,000	$968,523
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$589,000	547,770
HT Troplast GmbH, 9.25%, 7/15/2025 (n)	EUR	450,000	555,658
HT Troplast GmbH, 9.25%, 7/15/2025		130,000	160,523
SPCM S.A., 2.625%, 2/01/2029 (n)		610,000	708,660
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		445,000	526,043
Synthomer PLC, 3.875%, 7/01/2025 (n)		453,000	536,867
			$4,004,044

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.8%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	$1,558,110
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	870,000	938,853
			$2,496,963
Consumer Products – 0.6%
Coty, Inc., 4.75%, 4/15/2026	EUR	470,000	$418,750
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026		495,000	589,185
International Design Group S.p.A., 6.5%, 11/15/2025		580,000	642,796
			$1,650,731
Consumer Services – 0.6%
Adevinta ASA, 3%, 11/15/2027 (n)	EUR	600,000	$706,155
Intertrust Group B.V., 3.375%, 11/15/2025		1,040,000	1,209,783
			$1,915,938
Containers – 1.0%
ARD Finance S.A. , 5%, 6/30/2027 (n)(p)	EUR	485,000	$545,154
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$959,000	967,660
SIG Combibloc PurchaseCo S.à r.l., 2.125%, 6/18/2025 (n)	EUR	900,000	1,067,314
Trivium Packaging Finance B.V., 3.75%, 8/15/2026 (n)		210,000	241,240
			$2,821,368
Emerging Market Quasi-Sovereign – 2.3%
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)		$750,000	$843,750
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		700,000	718,186
Petrobras Global Finance B.V. (Federative Republic of Brazil), 5.75%, 2/01/2029		3,508,000	3,903,212
Petroleos Mexicanos, 4.5%, 1/23/2026		680,000	599,624
Petroleos Mexicanos, 5.35%, 2/12/2028		680,000	580,849
			$6,645,621
Emerging Market Sovereign – 0.6%
Arab Republic of Egypt, 6.588%, 2/21/2028		$810,000	$814,212
Government of Ukraine, 7.75%, 9/01/2024		358,000	370,082
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	275,000	266,797
Republic of Turkey, 6.125%, 10/24/2028		$430,000	400,975
			$1,852,066
Energy - Independent – 0.1%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$1,000,000	$500
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		528,000	211
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		248,000	255,440
			$256,151
Financial Institutions – 1.8%
Adler Group, Inc., 3.25%, 8/05/2025	EUR	700,000	$803,026
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024		585,000	524,249
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	755,000	922,722
Cabot Financial (Luxembourg) S.A., 7.5%, 10/01/2023		840,000	1,099,102
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		$200,000	206,160
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		1,145,000	1,139,779
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		696,000	666,376
			$5,361,414
Food & Beverages – 1.8%
BRF S.A., 4.875%, 1/24/2030 (n)		$707,000	$708,075
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,475,000	1,545,062
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		1,200,000	1,260,750
Marb Bondco PLC, 7%, 3/15/2024		275,000	282,084
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)		765,000	811,665

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Picard Bondco , 5.5%, 11/30/2024	EUR	520,000	$592,022
			$5,199,658
Gaming & Lodging – 0.1%
Sands China Ltd., 3.8%, 1/08/2026 (n)		$235,000	$240,132
Industrial – 0.8%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$670,000	$656,198
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	410,850
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,229,068
			$2,296,116
Machinery & Tools – 0.6%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	590,000	$626,125
Platin 1426. GmbH, 5.375%, 6/15/2023		450,000	490,551
Sarens Finance Co. N.V., 5.75%, 2/21/2027		555,000	520,078
			$1,636,754
Major Banks – 0.5%
Barclays PLC, 8% to 12/15/2020, FLR (EUR Swap Rate - 5yr. + 6.75%) to 12/31/2049	EUR	620,000	$726,515
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)		$450,000	453,514
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/31/2049		365,000	402,412
			$1,582,441
Medical & Health Technology & Services – 0.7%
Grifols S.A., 3.2%, 5/01/2025	EUR	1,075,000	$1,245,739
IQVIA Holdings, Inc., 3.25%, 3/15/2025		595,000	694,699
			$1,940,438
Metals & Mining – 0.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$146,650
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		760,000	763,800
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		200,000	199,498
KME AG, 6.75%, 2/01/2023	EUR	425,000	336,584
Petra Diamonds US$ Treasury PLC, 7.25%, 5/01/2022 (a)(d)(n)		$670,000	288,100
			$1,734,632
Midstream – 0.6%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,052,000	$1,136,171
Peru LNG, 5.375%, 3/22/2030		645,000	493,425
			$1,629,596
Oil Services – 0.3%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$975,140	$981,001
Oils – 0.2%
Puma International Financing S.A., 5%, 1/24/2026		$635,000	$522,287
Other Banks & Diversified Financials – 0.9%
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		$860,000	$892,568
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		699,000	680,477
Kazkommertsbank JSC, 5.5%, 12/21/2022		1,025,675	1,024,723
			$2,597,768
Pharmaceuticals – 0.4%
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/2028 (n)	EUR	335,000	$386,256
Rossini S.à r.l., 6.75%, 10/30/2025		723,000	876,690
			$1,262,946

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Maxeda DIY Holding B.V., 5.875%, 10/01/2026 (n)	EUR	375,000	$432,570
Mobilux Finance S.A.S., 5.5%, 11/15/2024		495,000	564,395
			$996,965
Supermarkets – 0.7%
Casino Guichard Perrachon S.A., 4.498%, 3/07/2024	EUR	400,000	$379,508
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$1,047,000	1,047,934
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	520,000	638,967
			$2,066,409
Telecommunications - Wireless – 1.2%
Altice France S.A., 7.375%, 5/01/2026 (n)		$420,000	$438,354
Altice France S.A., 8.125%, 2/01/2027 (n)		405,000	440,437
Altice France S.A., 3.375%, 1/15/2028 (n)	EUR	430,000	472,204
Altice France S.A., 4%, 2/15/2028 (n)		430,000	448,266
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	454,431
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,086,000	1,140,300
			$3,393,992
Transportation - Services – 2.1%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$672,000	$613,207
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	1,220,186
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		$1,055,000	947,390
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	1,165,000	1,177,717
Q-Park Operations Holding B.V., 1.5%, 3/01/2025		300,000	303,275
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		$363,000	379,792
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)		415,000	434,713
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		980,000	1,024,100
			$6,100,380
Utilities - Electric Power – 4.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$1,037,880
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		475,000	513,000
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		645,000	668,170
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		550,000	562,353
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	527,351
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		1,249,000	1,303,706
Listrindo Capital B.V., 4.95%, 9/14/2026		1,555,000	1,593,875
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		665,000	677,028
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		661,000	674,734
ReNew Power Private Ltd., 5.875%, 3/05/2027		525,000	535,908
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,088,400	1,199,130
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(z)		1,542,685	528,370
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)		707,000	767,802
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,197,860
Viridian Group Finance Co. PLC/Viridian Power & Energy Holdings DAC, 4%, 9/15/2025	EUR	810,000	930,767
			$12,717,934
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$1,558,144
Total Bonds			$93,295,600
Common Stocks – 0.2%
Construction – 0.2%
ICA Tenedora S.A. de C.V. (a)		253,322	$458,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.0%
Frontera Energy Corp.	26,510	$42,416
Total Common Stocks		$500,957
Investment Companies (h) – 67.3%
Bond Funds – 66.2%
MFS High Yield Pooled Portfolio (v)	21,520,512	$193,038,993
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	3,362,490	$3,362,490
Total Investment Companies		$196,401,483

Other Assets, Less Liabilities – 0.5%		1,560,177
Net Assets – 100.0%		$291,758,217
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $196,401,483 and $93,796,557, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,763,021, representing 18.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	11/15/2015	$986,320	$500
Afren PLC, 6.625%, 12/09/2020	11/15/2015	515,241	211
Stoneway Capital Corp., 10%, 3/01/2027	2/10/2017-7/18/2018	1,554,216	528,370
Total Restricted Securities			$529,081
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	602,295	EUR	508,500	Brown Brothers Harriman	1/15/2021	$8,972
USD	118,814	EUR	100,000	Citibank N.A.	1/15/2021	2,133

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,520,313	EUR	1,294,917	HSBC Bank	1/15/2021	$9,391
USD	32,112,561	EUR	27,261,627	Morgan Stanley Capital Services, Inc.	1/15/2021	303,440
USD	6,956,336	GBP	5,360,929	State Street Bank Corp.	1/15/2021	7,159
						$331,095
Liability Derivatives
GBP	678,199	USD	879,144	JPMorgan Chase Bank N.A.	1/15/2021	$(19)
GBP	705,345	USD	921,332	State Street Bank Corp.	1/15/2021	(7,019)
						$(7,038)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$6,772,719	December – 2020	$58,247
At October 31, 2020, the fund had cash collateral of $75,950 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$458,541	$—	$458,541
Canada	42,416	—	—	42,416
Non - U.S. Sovereign Debt	—	8,497,687	—	8,497,687
U.S. Corporate Bonds	—	7,565,051	—	7,565,051
Commercial Mortgage-Backed Securities	—	1	—	1
Foreign Bonds	—	77,232,861	—	77,232,861
Mutual Funds	196,401,483	—	—	196,401,483
Total	$196,443,899	$93,754,141	$—	$290,198,040
Other Financial Instruments
Futures Contracts – Assets	$58,247	$—	$—	$58,247
Forward Foreign Currency Exchange Contracts – Assets	—	331,095	—	331,095
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,038)	—	(7,038)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$203,916,338	$19,721,344	$28,635,014	$3,417,141	$(5,380,816)	$193,038,993
MFS Institutional Money Market Portfolio	8,800,557	45,989,955	51,427,654	465	(833)	3,362,490
	$212,716,895	$65,711,299	$80,062,668	$3,417,606	$(5,381,649)	$196,401,483
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$8,110,710	$—
MFS Institutional Money Market Portfolio	23,697	—
	$8,134,407	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2020, are as follows:
United States	62.3%
Brazil	4.6%
United Kingdom	3.1%
Canada	3.1%
India	2.6%
Netherlands	2.4%
France	2.4%
Luxembourg	2.1%
Mexico	2.1%
Other Countries	15.3%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.